UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA S&P 500 INDEX FUND - 1ST QUARTER REPORT - PERIOD ENDED
MARCH 31, 2005

[LOGO OF USAA]
    USAA(R)

                                  USAA S&P 500
                                        INDEX Fund

                                            [GRAPHIC OF USAA S&P 500 INDEX FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
   MARCH 31, 2005

                                                                      (Form N-Q)

--------------------------------------------------------------------------------

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS

USAA S&P 500 INDEX FUND
MARCH 31, 2005 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES     SECURITY                                                    (000)
--------------------------------------------------------------------------------
               COMMON STOCKS (98.6%)
               ADVERTISING (0.2%)
    95,500     Interpublic Group of Companies, Inc.*                  $    1,173
    46,900     Omnicom Group, Inc.                                         4,151
                                                                      ----------
                                                                           5,324
                                                                      ----------
               AEROSPACE & DEFENSE (2.1%)
   205,700     Boeing Co.                                                 12,025
    49,900     General Dynamics Corp.                                      5,342
    32,200     Goodrich Corp.                                              1,233
   211,100     Honeywell International, Inc.                               7,855
    25,200     L-3 Communications Holdings, Inc.                           1,790
    98,000     Lockheed Martin Corp.                                       5,984
    83,406     Northrop Grumman Corp.                                      4,502
   110,900     Raytheon Co.                                                4,292
    40,100     Rockwell Collins, Inc.                                      1,908
   123,300     United Technologies Corp.                                  12,535
                                                                      ----------
                                                                          57,466
                                                                      ----------
               AGRICULTURAL PRODUCTS (0.1%)
   156,080     Archer-Daniels-Midland Co.                                  3,836
                                                                      ----------
               AIR FREIGHT & LOGISTICS (1.0%)
    70,900     FedEx Corp.                                                 6,661
    15,000     Ryder System, Inc.                                            626
   275,700     United Parcel Service, Inc. "B"                            20,054
                                                                      ----------
                                                                          27,341
                                                                      ----------
               AIRLINES (0.1%)
    25,500     Delta Air Lines, Inc.*                                        103
   188,300     Southwest Airlines, Inc.                                    2,682
                                                                      ----------
                                                                           2,785
                                                                      ----------
               ALUMINUM (0.2%)
   216,500     Alcoa, Inc.                                                 6,580
                                                                      ----------
               APPAREL RETAIL (0.3%)
   179,800     Gap, Inc.                                                   3,927
    95,000     Limited Brands, Inc.                                        2,308
   116,100     TJX Companies, Inc.                                         2,860
                                                                      ----------
                                                                           9,095
                                                                      ----------
               APPAREL, ACCESSORIES, & LUXURY GOODS (0.2%)
    44,500     Coach, Inc.*                                                2,520
    27,539     Jones Apparel Group, Inc.                                     922
    23,700     Liz Claiborne, Inc.                                           951
    28,900     V.F. Corp.                                                  1,709
                                                                      ----------
                                                                           6,102
                                                                      ----------
               APPLICATION SOFTWARE (0.3%)
    54,400     Autodesk, Inc.                                              1,619
    43,600     Citrix Systems, Inc.*                                       1,039
    91,400     Compuware Corp.*                                              658
    46,500     Intuit, Inc.*                                               2,035
    23,200     Mercury Interactive Corp.*                                  1,099
    49,600     Parametric Technology Corp.*                                  277
   132,800     Siebel Systems, Inc.*                                       1,213
                                                                      ----------
                                                                           7,940
                                                                      ----------

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                  of INVESTMENTS
                  (continued)

USAA S&P 500 INDEX FUND
MARCH 31, 2005 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES     SECURITY                                                    (000)
--------------------------------------------------------------------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.8%)
   188,300     Bank of New York Co., Inc.                             $    5,470
    24,300     Federated Investors, Inc. "B"                                 688
    51,000     Franklin Resources, Inc.                                    3,501
    62,600     Janus Capital Group, Inc.                                     873
    98,600     Mellon Financial Corp.                                      2,814
    45,600     Northern Trust Corp.                                        1,981
    81,700     State Street Corp.                                          3,572
    32,900     T. Rowe Price Group, Inc.                                   1,954
                                                                      ----------
                                                                          20,853
                                                                      ----------
               AUTO PARTS & EQUIPMENT (0.1%)
    33,200     Dana Corp.                                                    425
   125,200     Delphi Corp.                                                  561
    45,400     Johnson Controls, Inc.                                      2,531
    34,900     Visteon Corp.                                                 199
                                                                      ----------
                                                                           3,716
                                                                      ----------
               AUTOMOBILE MANUFACTURERS (0.3%)
   456,900     Ford Motor Co.                                              5,177
   142,400     General Motors Corp.                                        4,185
                                                                      ----------
                                                                           9,362
                                                                      ----------
               BIOTECHNOLOGY (1.2%)
   306,348     Amgen, Inc.*                                               17,833
    45,500     Applera Corp. - Applied Biosystems Group                      898
    80,910     Biogen Idec, Inc.*                                          2,792
    39,200     Chiron Corp.*                                               1,374
    62,300     Genzyme Corp.*                                              3,566
   100,932     Gilead Sciences, Inc.*                                      3,614
    62,200     MedImmune, Inc.*                                            1,481
                                                                      ----------
                                                                          31,558
                                                                      ----------
               BREWERS (0.4%)
   188,500     Anheuser-Busch Companies, Inc.                              8,933
    18,200     Molson Coors Brewing Co. "B"                                1,405
                                                                      ----------
                                                                          10,338
                                                                      ----------
               BROADCASTING & CABLE TV (0.9%)
   133,100     Clear Channel Communications, Inc.                          4,588
   535,694     Comcast Corp. "A"*                                         18,096
    75,000     Univision Communications, Inc. "A"*                         2,077
                                                                      ----------
                                                                          24,761
                                                                      ----------
               BUILDING PRODUCTS (0.2%)
    48,600     American Standard Companies, Inc.                           2,259
   110,000     Masco Corp.                                                 3,814
                                                                      ----------
                                                                           6,073
                                                                      ----------
               CASINOS & GAMING (0.2%)
    27,400     Harrah's Entertainment, Inc.                                1,770
    85,796     International Game Technology, Inc.                         2,287
                                                                      ----------
                                                                           4,057
                                                                      ----------
               COMMERCIAL PRINTING (0.1%)
    49,500     R.R. Donnelley & Sons Co.                                   1,565
                                                                      ----------
               COMMUNICATIONS EQUIPMENT (2.4%)
   198,800     ADC Telecommunications, Inc.*                                 396
    34,300     Andrew Corp.*                                                 402

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=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA S&P 500 INDEX FUND
MARCH 31, 2005 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES     SECURITY                                                    (000)
--------------------------------------------------------------------------------
   110,572     Avaya, Inc.*                                           $    1,291
   145,500     CIENA Corp.*                                                  250
 1,568,500     Cisco Systems, Inc.*                                       28,060
    49,600     Comverse Technology, Inc.*                                  1,251
   334,000     Corning, Inc.*                                              3,717
   338,700     JDS Uniphase Corp.*                                           566
 1,066,200     Lucent Technologies, Inc.*                                  2,932
   593,500     Motorola, Inc.                                              8,885
   404,500     QUALCOMM, Inc.                                             14,825
    37,200     Scientific-Atlanta, Inc.                                    1,050
   103,900     Tellabs, Inc.*                                                758
                                                                      ----------
                                                                          64,383
                                                                      ----------
               COMPUTER & ELECTRONICS RETAIL (0.2%)
    74,700     Best Buy Co., Inc.                                          4,035
    43,700     Circuit City Group                                            701
    40,100     RadioShack Corp.                                              982
                                                                      ----------
                                                                           5,718
                                                                      ----------
               COMPUTER HARDWARE (3.3%)
   200,800     Apple Computer, Inc.*                                       8,367
   598,800     Dell, Inc.*                                                23,006
    77,900     Gateway, Inc.*                                                314
   714,211     Hewlett-Packard Co.                                        15,670
   396,700     International Business Machines Corp.                      36,250
    47,800     NCR Corp.*                                                  1,613
   839,900     Sun Microsystems, Inc.*                                     3,393
                                                                      ----------
                                                                          88,613
                                                                      ----------
               COMPUTER STORAGE & PERIPHERALS (0.5%)
   570,200     EMC Corp.*                                                  7,025
    30,600     Lexmark International, Inc. "A"*                            2,447
    91,600     Network Appliance, Inc.*                                    2,534
    21,100     QLogic Corp.*                                                 854
                                                                      ----------
                                                                          12,860
                                                                      ----------
               CONSTRUCTION & ENGINEERING (0.0%)(e)
    17,300     Fluor Corp.                                                   959
                                                                      ----------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
    81,700     Caterpillar, Inc.                                           7,471
     9,500     Cummins, Inc.                                                 668
    60,300     Deere & Co.                                                 4,048
    17,600     Navistar International Corp.*                                 641
    42,000     PACCAR, Inc.                                                3,040
                                                                      ----------
                                                                          15,868
                                                                      ----------
               CONSTRUCTION MATERIALS (0.0%)(e)
    21,500     Vulcan Materials Co.                                        1,222
                                                                      ----------
               CONSUMER FINANCE (1.2%)
   290,200     American Express Co.                                       14,908
    59,000     Capital One Financial Corp.                                 4,411
   304,900     MBNA Corp.                                                  7,485
    66,200     Providian Financial Corp.*                                  1,136
   105,000     SLM Corp.                                                   5,233
                                                                      ----------
                                                                          33,173
                                                                      ----------

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=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA S&P 500 INDEX FUND
MARCH 31, 2005 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES     SECURITY                                                    (000)
--------------------------------------------------------------------------------
               DATA PROCESSING & OUTSOURCED SERVICES (1.1%)
    31,600     Affiliated Computer Services, Inc. "A"*                $    1,682
   140,200     Automatic Data Processing, Inc.                             6,302
    41,800     Computer Sciences Corp.*                                    1,917
    36,000     Convergys Corp.*                                              537
   129,200     Electronic Data Systems Corp.                               2,671
   202,512     First Data Corp.                                            7,961
    48,100     Fiserv, Inc.*                                               1,914
    88,600     Paychex, Inc.                                               2,908
    31,600     Sabre Holdings Corp. "A"                                      691
    63,800     SunGard Data Systems, Inc.*                                 2,201
                                                                      ----------
                                                                          28,784
                                                                      ----------
               DEPARTMENT STORES (0.7%)
    18,700     Dillard's, Inc. "A"                                           503
    41,300     Federated Dept. Stores, Inc.                                2,628
    67,600     J.C. Penney Co., Inc.                                       3,510
    79,100     Kohl's Corp.*                                               4,084
    73,200     May Department Stores Co.                                   2,710
    33,200     Nordstrom, Inc.                                             1,839
    24,086     Sears Holdings Corp.*                                       3,207
                                                                      ----------
                                                                          18,481
                                                                      ----------
               DISTILLERS & VINTNERS (0.1%)
    27,000     Brown-Forman Corp. "B"                                      1,478
                                                                      ----------
               DISTRIBUTORS (0.1%)
    38,300     Genuine Parts Co.                                           1,666
                                                                      ----------

               DIVERSIFIED BANKS (3.9%)
   993,720     Bank of America Corp.                                      43,823
    39,200     Comerica, Inc.                                              2,159
   458,700     U.S. Bancorp                                               13,220
   390,602     Wachovia Corp.                                             19,886
   414,500     Wells Fargo & Co.                                          24,787
                                                                      ----------
                                                                         103,875
                                                                      ----------
               DIVERSIFIED CHEMICALS (1.1%)
   234,800     Dow Chemical Co.                                           11,705
   238,300     E.I. du Pont de Nemours & Co.                              12,210
    19,300     Eastman Chemical Co.                                        1,139
    27,800     Engelhard Corp.                                               835
    24,800     Hercules, Inc.*                                               359
    39,800     PPG Industries, Inc.                                        2,847
                                                                      ----------
                                                                          29,095
                                                                      ----------
               DIVERSIFIED COMMERCIAL SERVICES (0.5%)
    40,500     Apollo Group, Inc. "A"*                                     2,999
   252,610     Cendant Corp.                                               5,189
    36,500     Cintas Corp.                                                1,508
    31,400     Equifax, Inc.                                                 964
    40,200     H&R Block, Inc.                                             2,033
                                                                      ----------
                                                                          12,693
                                                                      ----------
               DIVERSIFIED METALS & MINING (0.1%)
    43,500     Freeport-McMoRan Copper & Gold, Inc. "B"                    1,723
    22,700     Phelps Dodge Corp.                                          2,309
                                                                      ----------
                                                                           4,032
                                                                      ----------

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=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA S&P 500 INDEX FUND
MARCH 31, 2005 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES     SECURITY                                                    (000)
--------------------------------------------------------------------------------
               DRUG RETAIL (0.6%)
    93,400     CVS Corp.                                              $    4,915
   244,100     Walgreen Co.                                               10,843
                                                                      ----------
                                                                          15,758
                                                                      ----------
               ELECTRIC UTILITIES (2.1%)
    28,100     Allegheny Energy, Inc.*                                       581
    44,800     Ameren Corp.                                                2,196
    97,300     American Electric Power Co.                                 3,314
    63,200     CenterPoint Energy, Inc.                                      760
    39,700     Cinergy Corp.                                               1,609
    54,900     Consolidated Edison, Inc.                                   2,316
    40,400     DTE Energy Co.                                              1,837
    80,400     Edison International                                        2,791
    56,100     Entergy Corp.                                               3,964
   166,100     Exelon Corp.                                                7,622
    81,350     FirstEnergy Corp.                                           3,413
    90,900     FPL Group, Inc.                                             3,650
    93,200     PG&E Corp.                                                  3,178
    25,100     Pinnacle West Capital Corp.                                 1,067
    46,800     PPL Corp.                                                   2,527
    62,600     Progress Energy, Inc.                                       2,626
   180,900     Southern Co.                                                5,758
    42,700     TECO Energy, Inc.                                             670
    60,000     TXU Corp.                                                   4,778
    93,800     Xcel Energy, Inc.                                           1,611
                                                                      ----------
                                                                          56,268
                                                                      ----------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
    49,000     American Power Conversion Corp.                             1,279
    23,000     Cooper Industries, Inc. "A"                                 1,645
    98,700     Emerson Electric Co.                                        6,409
    42,900     Rockwell Automation, Inc.                                   2,430
                                                                      ----------
                                                                          11,763
                                                                      ----------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.1%)
   109,800     Agilent Technologies, Inc.*                                 2,438
    51,500     Symbol Technologies, Inc.                                     746
    18,700     Tektronix, Inc.                                               459
                                                                      ----------
                                                                           3,643
                                                                      ----------
               ELECTRONIC MANUFACTURING SERVICES (0.2%)
    49,100     Jabil Circuit, Inc.*                                        1,400
    48,500     Molex, Inc.                                                 1,278
   123,300     Sanmina-SCI Corp.*                                            644
   233,100     Solectron Corp.*                                              809
                                                                      ----------
                                                                           4,131
                                                                      ----------
               EMPLOYMENT SERVICES (0.1%)
    30,100     Monster Worldwide, Inc.*                                      844
    43,700     Robert Half International, Inc.                             1,178
                                                                      ----------
                                                                           2,022
                                                                      ----------
               ENVIRONMENTAL SERVICES (0.2%)
    71,900     Allied Waste Industries, Inc.*                                525
   134,900     Waste Management, Inc.                                      3,892
                                                                      ----------
                                                                           4,417
                                                                      ----------

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=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA S&P 500 INDEX FUND
MARCH 31, 2005 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES     SECURITY                                                    (000)
--------------------------------------------------------------------------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
    63,761     Monsanto Co.                                           $    4,113
                                                                      ----------
               FOOD DISTRIBUTORS (0.2%)
   152,400     Sysco Corp.                                                 5,456
                                                                      ----------
               FOOD RETAIL (0.3%)
    93,300     Albertson's, Inc.                                           1,927
   177,200     Kroger Co.*                                                 2,840
   106,400     Safeway, Inc.*                                              1,972
    34,600     SUPERVALU, Inc.                                             1,154
                                                                      ----------
                                                                           7,893
                                                                      ----------
               FOOTWEAR (0.2%)
    56,100     NIKE, Inc. "B"                                              4,674
    14,900     Reebok International Ltd.                                     660
                                                                      ----------
                                                                           5,334
                                                                      ----------
               FOREST PRODUCTS (0.2%)
    29,200     Louisiana-Pacific Corp.                                       734
    62,000     Weyerhaeuser Co.                                            4,247
                                                                      ----------
                                                                           4,981
                                                                      ----------
               GAS UTILITIES (0.1%)
    42,300     Keyspan Corp.                                               1,649
    13,200     NICOR, Inc.                                                   490
    61,800     NiSource, Inc.                                              1,408
     8,000     Peoples Energy Corp.                                          335
                                                                      ----------
                                                                           3,882
                                                                      ----------
               GENERAL MERCHANDISE STORES (0.5%)
    26,100     Big Lots, Inc.*                                               314
    76,400     Dollar General Corp.                                        1,674
    42,800     Family Dollar Stores, Inc.                                  1,299
   216,000     Target Corp.                                               10,804
                                                                      ----------
                                                                          14,091
                                                                      ----------
               GOLD (0.2%)
   110,700     Newmont Mining Corp.                                        4,677
                                                                      ----------

               HEALTH CARE DISTRIBUTORS (0.4%)
    23,859     AmerisourceBergen Corp.                                     1,367
   103,015     Cardinal Health, Inc.                                       5,748
    69,500     McKesson Corp.                                              2,624
                                                                      ----------
                                                                           9,739
                                                                      ----------
               HEALTH CARE EQUIPMENT (2.1%)
   147,700     Baxter International, Inc.                                  5,019
    61,400     Becton, Dickinson & Co.                                     3,587
    64,700     Biomet, Inc.                                                2,349
   189,300     Boston Scientific Corp.*                                    5,545
    23,200     C.R. Bard, Inc.                                             1,579
    26,900     Fisher Scientific International, Inc.*                      1,531
    80,300     Guidant Corp.                                               5,934
    36,360     Hospira, Inc.*                                              1,173
   297,900     Medtronic, Inc.                                            15,178
    31,700     PerkinElmer, Inc.                                             654
    82,300     St. Jude Medical, Inc.*                                     2,963

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=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA S&P 500 INDEX FUND
MARCH 31, 2005 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES     SECURITY                                                    (000)
--------------------------------------------------------------------------------
    96,600     Stryker Corp.                                          $    4,309
    41,400     Thermo Electron Corp.*                                      1,047
    27,600     Waters Corp.*                                                 988
    58,900     Zimmer Holdings, Inc.*                                      4,583
                                                                      ----------
                                                                          56,439
                                                                      ----------
               HEALTH CARE FACILITIES (0.3%)
   102,900     HCA, Inc.                                                   5,512
    60,600     Health Management Associates, Inc. "A"                      1,587
    21,800     Manor Care, Inc.                                              793
   115,100     Tenet Healthcare Corp.*                                     1,327
                                                                      ----------
                                                                           9,219
                                                                      ----------
               HEALTH CARE SERVICES (0.6%)
   111,000     Caremark Rx, Inc.*                                          4,415
    19,500     Express Scripts, Inc.*                                      1,700
    57,200     IMS Health, Inc.                                            1,395
    32,800     Laboratory Corporation of America Holdings*                 1,581
    63,583     Medco Health Solutions, Inc.*                               3,152
    23,540     Quest Diagnostics, Inc.                                     2,475
                                                                      ----------
                                                                          14,718
                                                                      ----------
               HEALTH CARE SUPPLIES (0.1%)
    14,400     Bausch & Lomb, Inc.                                         1,056
    10,900     Millipore Corp.*                                              473
                                                                      ----------
                                                                           1,529
                                                                      ----------
               HOME ENTERTAINMENT SOFTWARE (0.1%)
    75,800     Electronic Arts, Inc.*                                      3,925
                                                                      ----------
               HOME FURNISHINGS (0.0%)(e)
    44,600     Leggett & Platt, Inc.                                       1,288
                                                                      ----------
               HOME IMPROVEMENT RETAIL (1.2%)
   532,900     Home Depot, Inc.                                           20,378
   186,400     Lowe's Companies, Inc.                                     10,642
    32,400     Sherwin-Williams Co.                                        1,425
                                                                      ----------
                                                                          32,445
                                                                      ----------
               HOMEBUILDING (0.2%)
    32,400     Centex Corp.                                                1,855
    11,000     KB HOME                                                     1,292
    28,600     Pulte Homes, Inc.                                           2,106
                                                                      ----------
                                                                           5,253
                                                                      ----------
               HOTELS, RESORTS, & CRUISE LINES (0.6%)
   131,900     Carnival Corp.                                              6,834
    84,200     Hilton Hotels Corp.                                         1,882
    53,200     Marriott International, Inc. "A"                            3,557
    49,200     Starwood Hotels & Resorts Worldwide, Inc.                   2,953
                                                                      ----------
                                                                          15,226
                                                                      ----------
               HOUSEHOLD APPLIANCES (0.2%)
    17,500     Black & Decker Corp.                                        1,382
    17,500     Maytag Corp.                                                  245
    12,800     Snap-On, Inc.                                                 407
    19,800     Stanley Works                                                 896
    18,100     Whirlpool Corp.                                             1,226
                                                                      ----------
                                                                           4,156
                                                                      ----------

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=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA S&P 500 INDEX FUND
MARCH 31, 2005 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES     SECURITY                                                    (000)
--------------------------------------------------------------------------------
               HOUSEHOLD PRODUCTS (1.8%)
    35,700     Clorox Co.                                             $    2,249
   127,100     Colgate-Palmolive Co.                                       6,631
   120,400     Kimberly-Clark Corp.                                        7,914
   612,890     Procter & Gamble Co.                                       32,483
                                                                      ----------
                                                                          49,277
                                                                      ----------
               HOUSEWARES & SPECIALTIES (0.2%)
    32,500     Fortune Brands, Inc.                                        2,620
    70,500     Newell Rubbermaid, Inc.                                     1,547
                                                                      ----------
                                                                           4,167
                                                                      ----------
               HYPERMARKETS & SUPER CENTERS (1.7%)
   113,900     Costco Wholesale Corp.                                      5,032
   827,100     Wal-Mart Stores, Inc.(c)                                   41,446
                                                                      ----------
                                                                          46,478
                                                                      ----------
               INDUSTRIAL CONGLOMERATES (4.8%)
   185,800     3M Co.                                                     15,921
 2,584,100     General Electric Co.(c)                                    93,183
    32,200     Textron, Inc.                                               2,403
   488,500     Tyco International Ltd.                                    16,511
                                                                      ----------
                                                                         128,018
                                                                      ----------
               INDUSTRIAL GASES (0.3%)
    52,900     Air Products & Chemicals, Inc.                              3,348
    78,800     Praxair, Inc.                                               3,771
                                                                      ----------
                                                                           7,119
                                                                      ----------
               INDUSTRIAL MACHINERY (0.8%)
    72,200     Danaher Corp.                                               3,856
    47,200     Dover Corp.                                                 1,784
    33,600     Eaton Corp.                                                 2,197
    68,900     Illinois Tool Works, Inc.                                   6,169
    40,300     Ingersoll-Rand Co., Ltd. "A"                                3,210
    22,500     ITT Industries, Inc.                                        2,030
    27,100     Pall Corp.                                                    735
    30,000     Parker-Hannifin Corp.                                       1,828
                                                                      ----------
                                                                          21,809
                                                                      ----------
               INSURANCE BROKERS (0.2%)
    78,900     Aon Corp.                                                   1,802
   128,200     Marsh & McLennan Companies, Inc.                            3,900
                                                                      ----------
                                                                           5,702
                                                                      ----------
               INTEGRATED OIL & GAS (5.8%)
    22,500     Amerada Hess Corp.                                          2,165
   510,730     ChevronTexaco Corp.                                        29,781
   169,154     ConocoPhillips                                             18,242
 1,561,900     Exxon Mobil Corp.(c)                                       93,089
    84,700     Marathon Oil Corp.                                          3,974
    99,600     Occidental Petroleum Corp.                                  7,088
                                                                      ----------
                                                                         154,339
                                                                      ----------
               INTEGRATED TELECOMMUNICATION SERVICES (2.8%)
    71,700     ALLTEL Corp.                                                3,933
   200,980     AT&T Corp.                                                  3,768
   453,900     BellSouth Corp.                                            11,933
    31,400     CenturyTel, Inc.                                            1,031
    83,600     Citizens Communications Co.                                 1,082

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=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA S&P 500 INDEX FUND
MARCH 31, 2005 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES     SECURITY                                                    (000)
--------------------------------------------------------------------------------
   412,200     Qwest Communications International, Inc.*              $    1,525
   807,100     SBC Communications, Inc.                                   19,120
   365,550     Sprint Corp.                                                8,316
   671,400     Verizon Communications, Inc.                               23,835
                                                                      ----------
                                                                          74,543
                                                                      ----------
               INTERNET RETAIL (0.4%)
   296,200     eBay, Inc.*                                                11,036
                                                                      ----------
               INTERNET SOFTWARE & SERVICES (0.4%)
   321,500     Yahoo!, Inc.*                                              10,899
                                                                      ----------
               INVESTMENT BANKING & BROKERAGE (2.0%)
    26,800     Bear Stearns Companies, Inc.                                2,677
   291,300     Charles Schwab Corp.                                        3,062
    84,900     E*TRADE Financial Corp.*                                    1,019
   109,300     Goldman Sachs Group, Inc.                                  12,022
    66,000     Lehman Brothers Holdings, Inc.                              6,215
   223,100     Merrill Lynch & Co., Inc.                                  12,627
   268,900     Morgan Stanley                                             15,394
                                                                      ----------
                                                                          53,016
                                                                      ----------
               IT CONSULTING & OTHER SERVICES (0.0%)(e)
    73,600     Unisys Corp.*                                                 520
                                                                      ----------
               LEISURE PRODUCTS (0.1%)
    23,900     Brunswick Corp.                                             1,120
    38,800     Hasbro, Inc.                                                  793
    97,300     Mattel, Inc.                                                2,077
                                                                      ----------
                                                                           3,990
                                                                      ----------
               LIFE & HEALTH INSURANCE (0.9%)
   124,100     AFLAC, Inc.                                                 4,624
    31,700     Jefferson-Pilot Corp.                                       1,555
    40,900     Lincoln National Corp.                                      1,846
   183,700     MetLife, Inc.                                               7,183
   125,900     Prudential Financial, Inc.                                  7,226
    25,500     Torchmark Corp.                                             1,331
    67,600     UnumProvident Corp.                                         1,151
                                                                      ----------
                                                                          24,916
                                                                      ----------
               MANAGED HEALTH CARE (1.2%)
    68,800     Aetna, Inc.                                                 5,156
    32,000     CIGNA Corp.                                                 2,858
    36,400     Humana, Inc.*                                               1,163
   154,600     UnitedHealth Group, Inc.                                   14,746
    73,682     WellPoint, Inc.*                                            9,236
                                                                      ----------
                                                                          33,159
                                                                      ----------
               METAL & GLASS CONTAINERS (0.1%)
    25,600     Ball Corp.                                                  1,062
    32,800     Pactiv Corp.*                                                 766
                                                                      ----------
                                                                           1,828
                                                                      ----------
               MOTORCYCLE MANUFACTURERS (0.2%)
    71,100     Harley-Davidson, Inc.                                       4,107
                                                                      ----------

10

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                  of INVESTMENTS
                  (continued)

USAA S&P 500 INDEX FUND
MARCH 31, 2005 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES     SECURITY                                                    (000)
--------------------------------------------------------------------------------
               MOVIES & ENTERTAINMENT (2.2%)
   702,800     News Corp. "A"                                         $   11,891
 1,115,200     Time Warner, Inc.*                                         19,572
   413,900     Viacom, Inc. "B"                                           14,416
   497,400     Walt Disney Co.                                            14,290
                                                                      ----------
                                                                          60,169
                                                                      ----------
               MULTI-LINE INSURANCE (1.6%)
   633,349     American International Group, Inc.                         35,094
    71,700     Hartford Financial Services Group, Inc.                     4,916
    39,000     Loews Corp.                                                 2,868
                                                                      ----------
                                                                          42,878
                                                                      ----------
               MULTI-UTILITIES & UNREGULATED POWER (0.9%)
   162,000     AES Corp.*                                                  2,653
   103,200     Calpine Corp.*                                                289
    54,800     CMS Energy Corp.*                                             715
    40,600     Constellation Energy Group, Inc.                            2,099
    85,700     Dominion Resources, Inc. of Virginia                        6,379
   233,200     Duke Energy Corp.                                           6,532
    84,921     Dynegy, Inc. "A"*                                             332
    55,400     Public Service Enterprise Group, Inc.                       3,013
    57,000     Sempra Energy                                               2,271
                                                                      ----------
                                                                          24,283
                                                                      ----------
               OFFICE ELECTRONICS (0.1%)
   224,100     Xerox Corp.*                                                3,395
                                                                      ----------
               OFFICE SERVICES & SUPPLIES (0.2%)
    25,400     Avery Dennison Corp.                                        1,573
    55,200     Pitney Bowes, Inc.                                          2,491
                                                                      ----------
                                                                           4,064
                                                                      ----------
               OIL & GAS DRILLING (0.3%)
    36,200     Nabors Industries Ltd.*                                     2,141
    32,400     Noble Corp.                                                 1,821
    30,500     Rowan Companies, Inc.*                                        913
    81,100     Transocean, Inc.*                                           4,173
                                                                      ----------
                                                                           9,048
                                                                      ----------
               OIL & GAS EQUIPMENT & SERVICES (0.9%)
    78,800     Baker Hughes, Inc.                                          3,506
    38,100     BJ Services Co.                                             1,976
   125,500     Halliburton Co.                                             5,428
    43,400     National-Oilwell Varco, Inc.*                               2,027
   141,500     Schlumberger Ltd.                                           9,973
                                                                      ----------
                                                                          22,910
                                                                      ----------
               OIL & GAS EXPLORATION & PRODUCTION (1.2%)
    58,400     Anadarko Petroleum Corp.                                    4,444
    75,800     Apache Corp.                                                4,641
    96,400     Burlington Resources, Inc.                                  4,827
   117,400     Devon Energy Corp.                                          5,606
    53,000     EOG Resources, Inc.                                         2,583
    38,400     Kerr-McGee Corp.                                            3,008
    68,600     Unocal Corp.                                                4,232
    82,266     XTO Energy, Inc.                                            2,702
                                                                      ----------
                                                                          32,043
                                                                      ----------

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=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA S&P 500 INDEX FUND
MARCH 31, 2005 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES     SECURITY                                                    (000)
--------------------------------------------------------------------------------
               OIL & GAS REFINING, MARKETING, & TRANSPORTATION (0.5%)
    18,700     Ashland, Inc.                                          $    1,262
   159,900     El Paso Corp.                                               1,692
    27,600     Kinder Morgan, Inc.                                         2,089
    17,500     Sunoco, Inc.                                                1,812
    61,600     Valero Energy Corp.                                         4,513
   143,344     Williams Companies, Inc.                                    2,696
                                                                      ----------
                                                                          14,064
                                                                      ----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (3.4%)
 1,271,900     Citigroup, Inc.(c)                                         57,159
   872,629     J.P. Morgan Chase & Co.                                    30,193
    71,600     Principal Financial Group, Inc.                             2,756
                                                                      ----------
                                                                          90,108
                                                                      ----------
               PACKAGED FOODS & MEATS (1.1%)
    85,000     Campbell Soup Co.                                           2,467
   122,900     ConAgra Foods, Inc.                                         3,321
    88,400     General Mills, Inc.                                         4,345
    83,300     H.J. Heinz Co.                                              3,069
    53,400     Hershey Foods Corp.                                         3,229
    85,700     Kellogg Co.                                                 3,708
    31,200     McCormick & Co., Inc.                                       1,074
   184,500     Sara Lee Corp.                                              4,088
    49,600     Wm. Wrigley Jr. Co.                                         3,252
                                                                      ----------
                                                                          28,553
                                                                      ----------
               PAPER PACKAGING (0.1%)
    23,800     Bemis Co., Inc.                                               741
    21,800     Sealed Air Corp.*                                           1,132
    15,100     Temple-Inland, Inc.                                         1,095
                                                                      ----------
                                                                           2,968
                                                                      ----------
               PAPER PRODUCTS (0.3%)
    60,300     Georgia-Pacific Corp.                                       2,140
   121,200     International Paper Co.                                     4,459
    44,790     MeadWestVaco Corp.                                          1,425
                                                                      ----------
                                                                           8,024
                                                                      ----------
               PERSONAL PRODUCTS (0.7%)
    22,950     Alberto-Culver Co.                                          1,098
   110,400     Avon Products, Inc.                                         4,741
   244,900     Gillette Co.                                               12,363
                                                                      ----------
                                                                          18,202
                                                                      ----------
               PHARMACEUTICALS (7.0%)
   384,000     Abbott Laboratories                                        17,902
    31,300     Allergan, Inc.                                              2,174
   482,700     Bristol-Myers Squibb Co.                                   12,290
   279,100     Eli Lilly and Co.                                          14,541
    87,100     Forest Laboratories, Inc.*                                  3,218
   728,700     Johnson & Johnson, Inc.                                    48,939
    53,900     King Pharmaceuticals, Inc.*                                   448
   541,700     Merck & Co., Inc.                                          17,535
    62,600     Mylan Laboratories, Inc.                                    1,109
 1,817,720     Pfizer, Inc.(c)                                            47,752
   351,100     Schering-Plough Corp.                                       6,373
    24,300     Watson Pharmaceuticals, Inc.*                                 747
   329,100     Wyeth                                                      13,881
                                                                      ----------
                                                                         186,909
                                                                      ----------

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                  of INVESTMENTS
                  (continued)

USAA S&P 500 INDEX FUND
MARCH 31, 2005 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES     SECURITY                                                    (000)
--------------------------------------------------------------------------------
               PHOTOGRAPHIC PRODUCTS (0.1%)
    65,200     Eastman Kodak Co.                                      $    2,122
                                                                      ----------
               PROPERTY & CASUALTY INSURANCE (1.3%)
    67,300     ACE Ltd.                                                    2,777
   169,200     Allstate Corp.                                              9,147
    23,900     AMBAC Financial Group, Inc.                                 1,787
    49,000     Chubb Corp.                                                 3,884
    37,695     Cincinnati Financial Corp.                                  1,644
    35,700     MBIA, Inc.                                                  1,867
    48,500     Progressive Corp.                                           4,450
    33,200     SAFECO Corp.                                                1,617
   164,107     St. Paul Companies, Inc.                                    6,028
    32,600     XL Capital Ltd. "A"                                         2,359
                                                                      ----------
                                                                          35,560
                                                                      ----------
               PUBLISHING (0.6%)
    19,000     Dow Jones & Co., Inc.                                         710
    65,000     Gannett Co., Inc.                                           5,140
    18,000     Knight-Ridder, Inc.                                         1,210
    44,500     McGraw-Hill Companies, Inc.                                 3,883
    11,000     Meredith Corp.                                                514
    34,000     New York Times Co. "A"                                      1,244
    75,500     Tribune Co.                                                 3,010
                                                                      ----------
                                                                          15,711
                                                                      ----------
               RAILROADS (0.6%)
    95,000     Burlington Northern Santa Fe Corp.                          5,123
    52,800     CSX Corp.                                                   2,199
    97,900     Norfolk Southern Corp.                                      3,627
    61,100     Union Pacific Corp.                                         4,259
                                                                      ----------
                                                                          15,208
                                                                      ----------
               REAL ESTATE INVESTMENT TRUSTS (0.5%)
    28,000     Apartment Investment & Management Co. "A"                   1,042
    43,800     Archstone-Smith Trust                                       1,494
   100,800     Equity Office Properties Trust                              3,037
    74,800     Equity Residential Properties Trust                         2,409
    40,300     Plum Creek Timber Co., Inc.                                 1,439
    42,300     ProLogis                                                    1,569
    54,900     Simon Property Group, Inc.                                  3,326
                                                                      ----------
                                                                          14,316
                                                                      ----------
               REGIONAL BANKS (1.8%)
    78,400     AmSouth Bancorp                                             2,034
   135,100     BB&T Corp.                                                  5,280
    25,200     Compass Bancshares, Inc.                                    1,144
   131,100     Fifth Third Bancorp                                         5,635
    28,700     First Horizon National Corp.                                1,170
    61,400     Huntington Bancshares, Inc.                                 1,467
    94,600     KeyCorp                                                     3,070
    26,300     M&T Bank Corp.                                              2,684
    50,800     Marshall & Ilsley Corp.                                     2,121
   151,800     National City Corp.                                         5,085
   108,900     North Fork Bancorp., Inc.                                   3,021
    65,500     PNC Financial Services Group                                3,372
   103,883     Regions Financial Corp.                                     3,366

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                  of INVESTMENTS
                  (continued)

USAA S&P 500 INDEX FUND
MARCH 31, 2005 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES     SECURITY                                                    (000)
--------------------------------------------------------------------------------
    86,000     SunTrust Banks, Inc.                                   $    6,198
    67,400     Synovus Financial Corp.                                     1,878
    23,700     Zions Bancorp                                               1,636
                                                                      ----------
                                                                          49,161
                                                                      ----------
               RESTAURANTS (0.8%)
    36,750     Darden Restaurants, Inc.                                    1,127
   316,200     McDonald's Corp.                                            9,846
    95,600     Starbucks Corp.*                                            4,939
    26,500     Wendy's International, Inc.                                 1,035
    69,200     Yum! Brands, Inc.                                           3,585
                                                                      ----------
                                                                          20,532
                                                                      ----------
               SEMICONDUCTOR EQUIPMENT (0.4%)
   398,500     Applied Materials, Inc.*                                    6,476
    50,100     KLA-Tencor Corp.*                                           2,305
    37,700     Novellus Systems, Inc.*                                     1,008
    49,600     Teradyne, Inc.*                                               724
                                                                      ----------
                                                                          10,513
                                                                      ----------
               SEMICONDUCTORS (2.6%)
    94,200     Advanced Micro Devices, Inc.*                               1,519
    95,500     Altera Corp.*                                               1,889
    85,000     Analog Devices, Inc.                                        3,072
    68,100     Applied Micro Circuits Corp.*                                 224
    73,600     Broadcom Corp. "A"*                                         2,202
    93,608     Freescale Semiconductor, Inc. "B"*                          1,615
 1,514,700     Intel Corp.                                                35,187
    78,300     Linear Technology Corp.                                     3,000
    84,700     LSI Logic Corp.*                                              473
    80,200     Maxim Integrated Products, Inc.                             3,278
   144,100     Micron Technology, Inc.*                                    1,490
    83,800     National Semiconductor Corp.                                1,727
    42,100     NVIDIA Corp.*                                               1,000
    38,100     PMC-Sierra, Inc.*                                             335
   424,300     Texas Instruments, Inc.                                    10,815
    88,300     Xilinx, Inc.                                                2,581
                                                                      ----------
                                                                          70,407
                                                                      ----------
               SOFT DRINKS (1.8%)
   553,100     Coca-Cola Co.                                              23,048
    92,600     Coca-Cola Enterprises, Inc.                                 1,900
    53,900     Pepsi Bottling Group, Inc.                                  1,501
   406,300     PepsiCo, Inc.                                              21,546
                                                                      ----------
                                                                          47,995
                                                                      ----------
               SPECIALIZED FINANCE (0.2%)
    49,400     CIT Group, Inc.                                             1,877
    36,100     Moody's Corp.                                               2,919
                                                                      ----------
                                                                           4,796
                                                                      ----------
               SPECIALTY CHEMICALS (0.3%)
    58,100     Ecolab, Inc.                                                1,920
    15,600     Great Lakes Chemical Corp.                                    501
    21,800     International Flavors & Fragrances, Inc.                      861
    49,900     Rohm & Haas Co.                                             2,395
    19,200     Sigma-Aldrich Corp.                                         1,176
                                                                      ----------
                                                                           6,853
                                                                      ----------

14

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                  of INVESTMENTS
                  (continued)

USAA S&P 500 INDEX FUND
MARCH 31, 2005 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES     SECURITY                                                    (000)
--------------------------------------------------------------------------------
               SPECIALTY STORES (0.5%)
    63,700     Autonation, Inc.*                                      $    1,206
    18,200     AutoZone, Inc.*                                             1,560
    72,300     Bed Bath & Beyond, Inc.*                                    2,642
    75,500     Office Depot, Inc.*                                         1,674
    23,100     OfficeMax, Inc.                                               774
   124,600     Staples, Inc.                                               3,916
    30,900     Tiffany & Co.                                               1,067
    54,700     Toys "R" Us, Inc.*                                          1,409
                                                                      ----------
                                                                          14,248
                                                                      ----------
               STEEL (0.2%)
    24,300     Allegheny Technologies, Inc.                                  586
    39,200     Nucor Corp.                                                 2,256
    28,600     United States Steel Corp.                                   1,454
                                                                      ----------
                                                                           4,296
                                                                      ----------
               SYSTEMS SOFTWARE (3.3%)
    57,500     Adobe Systems, Inc.                                         3,862
    51,300     BMC Software, Inc.*                                           769
   133,800     Computer Associates International, Inc.                     3,626
 2,470,400     Microsoft Corp.(c)                                         59,710
    84,500     Novell, Inc.*                                                 504
 1,105,000     Oracle Corp.*                                              13,790
   168,100     Symantec Corp.*                                             3,586
   100,000     VERITAS Software Corp.*                                     2,322
                                                                      ----------
                                                                          88,169
                                                                      ----------
               THRIFTS & MORTGAGE FINANCE (1.7%)
   134,998     Countrywide Financial Corp.                                 4,382
   237,900     Fannie Mae                                                 12,954
   169,800     Freddie Mac                                                10,731
    72,300     Golden West Financial Corp.                                 4,374
    24,000     MGIC Investment Corp.                                       1,480
    84,951     Sovereign Bancorp, Inc.                                     1,883
   210,400     Washington Mutual, Inc.                                     8,311
                                                                      ----------
                                                                          44,115
                                                                      ----------
               TIRES & RUBBER (0.0%)(e)
    16,500     Cooper Tire & Rubber Co.                                      303
    39,200     Goodyear Tire & Rubber Co.*                                   523
                                                                      ----------
                                                                             826
                                                                      ----------
               TOBACCO (1.4%)
   502,400     Altria Group, Inc.                                         32,852
    28,400     Reynolds American, Inc.                                     2,289
    36,600     UST, Inc.                                                   1,892
                                                                      ----------
                                                                          37,033
                                                                      ----------
               TRADING COMPANIES & DISTRIBUTORS (0.1%)
    23,300     W.W. Grainger, Inc.                                         1,451
                                                                      ----------
               WIRELESS TELECOMMUNICATION SERVICES (0.3%)
   275,500     Nextel Communications, Inc. "A"*                            7,830
                                                                      ----------
               Total common stocks (cost: $2,418,756)                  2,637,701
                                                                      ----------

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=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA S&P 500 INDEX FUND
MARCH 31, 2005 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES     SECURITY                                                    (000)
--------------------------------------------------------------------------------
               MONEY MARKET INSTRUMENTS (1.2%)
               MONEY MARKET FUND (1.1%)(a)
27,834,599     Northern Institutional Funds - Diversified             $   27,835
               Assets Portfolio, 2.46%(f)                             ----------

 PRINCIPAL
    AMOUNT
     (000)
----------
               OTHER (0.1%)
    $3,350     U.S. Treasury Bill, 2.84%, 7/14/2005(b,d)                   3,323
                                                                      ----------
               Total money market instruments (cost: $31,157)             31,158
                                                                      ----------
               TOTAL INVESTMENTS (COST: $2,449,913)                   $2,668,859
                                                                      ==========

16

N O T E S
=========-----------------------------------------------------------------------
          to Portfolio of INVESTMENTS

USAA S&P 500 INDEX FUND
MARCH 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA S&P 500 Index Fund (the
         Fund), which is classified as diversified under the 1940 Act.

         The Fund has two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

            1. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

            2. Investments in open-end investment companies, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

            3. Futures contracts are valued at the last quoted sales price.

            4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

            5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

            6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         B. As of March 31, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments

N O T E S
=========-----------------------------------------------------------------------
          to Portfolio of INVESTMENTS
          (continued)

USAA S&P 500 INDEX FUND
MARCH 31, 2005 (UNAUDITED)

            as of March 31, 2005, were $523,857,000 and $304,911,000,
            respectively, resulting in net unrealized appreciation of $218,946,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,674,763,000 at March 31, 2005, and in, total, may not equal 100%.

         D. Futures contracts - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities.

            A summary of obligations under these financial instruments at March 31, 2005, is as follows:

                                                                                                MARKET               UNREALIZED
               TYPE OF FUTURE          EXPIRATION           CONTRACTS         POSITION           VALUE              DEPRECIATION
            ---------------------------------------------------------------------------------------------------------------------
            S&P 500 Index Futures     June 16, 2005            122              Long           $36,109,000            ($672,000)

SPECIFIC NOTES
--------------------------------------------------------------------------------
         (a) Rate represents the money market fund annualized seven-day yield at March 31, 2005.

         (b) Rate represents an annualized yield at time of purchase, not a coupon rate.

         (c) Security, or a portion thereof, is segregated to cover the value of open futures contracts.

         (d) Security is segregated as collateral for margin requirements on open futures contracts.

         (e) Represents less than 0.1% of net assets.

         (f) Northern Trust Investments, N.A. (NTI) is both the adviser of the Northern Institutional Funds and the Fund's subadviser.

         * Non-income-producing security for the 12 months preceding March 31, 2005.

18

N O T E S
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

              DIRECTORS          Christopher W. Claus
                                 Barbara B. Dreeben
                                 Robert L. Mason, Ph.D.
                                 Michael F. Reimherr
                                 Laura T. Starks, Ph.D.
                                 Richard A. Zucker

         ADMINISTRATOR,          USAA Investment Management Company
    INVESTMENT ADVISER,          P.O. Box 659453
           UNDERWRITER,          San Antonio, Texas 78265-9825
        AND DISTRIBUTOR

         TRANSFER AGENT          USAA Shareholder Account Services
                                 9800 Fredericksburg Road
                                 San Antonio, Texas 78288

              CUSTODIAN          The Northern Trust Company
                                 50 S. LaSalle Street
                                 Chicago, Illinois 60675

            INDEPENDENT          Ernst & Young LLP
      REGISTERED PUBLIC          100 West Houston St., Suite 1900
        ACCOUNTING FIRM          San Antonio, Texas 78205

              TELEPHONE          Call toll free - Central time
       ASSISTANCE HOURS          Monday - Friday, 7 a.m. to 10 p.m.
                                 Saturday, 8:30 a.m. to 5 p.m.
                                 Sunday, 10:30 a.m. to 7 p.m.

         FOR ADDITIONAL          (800) 531-8181
      INFORMATION ABOUT          For account servicing, exchanges,
           MUTUAL FUNDS          or redemptions
                                 (800) 531-8448

        RECORDED MUTUAL          24-hour service (from any phone)
      FUND PRICE QUOTES          (800) 531-8066

            MUTUAL FUND          (from touch-tone phones only)
         USAA TOUCHLINE          For account balance, last transaction, fund
                                 prices, or to exchange or redeem fund shares
                                 (800) 531-8777

        INTERNET ACCESS          USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]   WE KNOW WHAT IT MEANS TO SERVE.(R)
                 USAA        ----------------------------------
                                INSURANCE o MEMBER SERVICES

48479-0505                                   (C)2005, USAA. All rights reserved.


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC., Index Funds

By:*     /S/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    MAY 25, 2005
         ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:*     /S/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    MAY 24, 2005
         ------------


By:*     /S/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    MAY 24, 2005
         ------------


*Print the name and title of each signing officer under his or her signature.